SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Other Intangibles (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Amortized intangible assets [Abstract]
Carrying amount	$ 40,000	$ 73,000
Accumulated amortization	744,000	711,000
Core Deposit [Member]
Amortized intangible assets [Abstract]
Carrying amount	40,497	72,998
Accumulated amortization	$ 744,109	$ 711,607
Core Deposit [Member] | Maximum [Member]
Intangible assets [Abstract]
Amortization period of intangible asset	14 years